Other Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Unrealized (losses) gains on equity securities	$ (18.0)	$ 13.9
Net unrealized loss on FVOCI financial assets	$ 0.6	$ 2.9
Bottom of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	0.75%	0.80%
Top of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	8.00%	4.55%